Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule Of Warrant Liability

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2023	$2,017	$97	$681	$2,795
Change in fair value of financial instruments	(933)	(41)	(226)	(1,200)
As of June 30, 2024	$1,084	$56	$455	$1,595